Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Liabilities
Discount on notes payable		$ 0	$ 29,430
Stockholders Equity
Preferred Stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock Issued	0	0	3,000,000
Preferred Stock Outstanding	0	0	3,000,000
Common Stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock Authorized	500,000,000	500,000,000	500,000,000
Common Stock Issued	331,656,125	320,862,680	278,507,916
Common Stock Outstanding	331,656,125	320,862,680	278,507,916